Net defined benefits liability_Changes in the carrying value of defined benefit obligation and the plan assets (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		₩ 43,264,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost		(72,460,000,000)	₩ (73,564,000,000)
Interest expense(income)		(829,000,000)	(1,983,000,000)
Remeasurements	[1]	(81,462,000,000)	(12,486,000,000)
Curtailment or settlement		0	(321,000,000)
Ending balance		99,859,000,000
Present value of defined benefit obligation
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		1,071,170,000,000	984,381,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost		72,460,000,000	73,564,000,000
Interest expense(income)		15,797,000,000	13,144,000,000
Remeasurements		72,374,000,000	4,639,000,000
Foreign currencies translation adjustments		8,000,000	(121,000,000)
Retirement benefit paid		(57,109,000,000)	(31,022,000,000)
Curtailment or settlement		0	(10,076,000,000)
Others		1,086,000,000	127,000,000
Ending balance		1,175,786,000,000	1,034,636,000,000
Fair value of plan assets
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		1,027,906,000,000	990,653,000,000
Changes in net defined benefit liability asset [Abstract]
Interest expense(income)		16,626,000,000	15,127,000,000
Remeasurements		(9,088,000,000)	(7,847,000,000)
Employer’s contributions		96,273,000,000	18,000,000,000
Retirement benefit paid		(55,790,000,000)	(29,431,000,000)
Curtailment or settlement		0	(10,396,000,000)
Others		0	43,113,000,000
Ending balance		₩ 1,075,927,000,000	₩ 1,019,219,000,000

[1]	This is an amount before considering the tax effects.